Earnings Per Common Share	12 Months Ended
Dec. 31, 2013
Earnings Per Common Share

2. Earnings per common share

The following table shows how the earnings per common share attributable to Unisys Corporation were computed for the three years ended December 31, 2013.

Year ended December 31 (millions, except per share data)	2013	2012	2011
Basic earnings per common share computation
Net income attributable to Unisys Corporation common stockholders	$92.3	$129.4	$120.5
Weighted average shares (thousands)	43,899	43,864	43,145
Basic earnings per common share	$2.10	$2.95	$2.79
Diluted earnings per common share computation
Net income attributable to Unisys Corporation common stockholders	$92.3	$129.4	$120.5
Add preferred stock dividends	–	16.2	13.5
Net income attributable to Unisys Corporation for diluted earnings per share	$92.3	$145.6	$134.0
Weighted average shares (thousands)	43,899	43,864	43,145
Plus incremental shares from assumed conversions
Employee stock plans	448	439	553
Preferred stock	–	6,913	5,780
Adjusted weighted average shares	44,347	51,216	49,478
Diluted earnings per common share	$2.08	$2.84	$2.71

In 2013, 2012 and 2011, the following weighted-average number of stock options and restricted stock units were antidilutive and therefore excluded from the computation of diluted earnings per common share (in thousands): 2,142; 2,261; and 2,119, respectively. In 2013, 6,913 (in thousands) of weighted-average mandatory convertible preferred stock were antidilutive and therefore excluded from the computation of diluted earnings per share.